12. Employee and Director Benefit Programs (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Service cost	$ 299	$ 362	$ 348
Interest cost	58	70	68
Net periodic cost	$ 357	$ 432	$ 416
Weighted average discount rate assumption used to determine benefit obligation	5.49%	5.49%	5.49%